Basis of Presentation	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Accounting Policies [Abstract]
Organization and Operations
Note 1. Basis of Presentation
Heart Test Laboratories, Inc. d/b/a HeartSciences (“HeartSciences” or the “Company”) is a medical technology company specializing in cardiovascular diagnostic technology. The Company is a Texas corporation and is headquartered in Southlake, Texas.
HeartSciences’ initial focus is on applying novel technology to extend the clinical indications for use of an electrocardiograph (“ECG”) device. Its first device, the MyoVista is an ECG that can be used in a wide range of clinical settings and provides diagnostic information to a qualified healthcare professional on cardiac dysfunction which has traditionally only been provided using cardiac imaging. In addition, the MyoVista provides conventional ECG information. The Company plans to market its device both domestically and internationally to various hospitals, clinics, and medical centers and manufacture the devices using outsourced production facilities. To date the Company has had small amounts of revenue from key opinion leader engagement and establishment of distributor relationships outside the United States during the development and product improvement phase of the MyoVista. The Company is preparing to seek U.S. Food and Drug Administration (“FDA”) clearance of the MyoVista during 2023.
On June 3, 2022, the Company filed a Certificate of Amendment to the Amended and Restated Certificate of Formation with the Secretary of the State of Texas to effect a 1-for-33 reverse stock split of its outstanding shares of Common Stock, with an effective date of June 10, 2022. As a result of the reverse stock split, every 33 shares of the Company’s issued and outstanding pre-reverse
split Common Stock were combined into one share of Common Stock, except to the extent that the reverse stock split resulted in any of the Company’s shareholders owning a fractional share, which was rounded up to the next highest whole share if such fraction was equal to or greater than one-half.
In connection with the reverse stock split, there was no change in the par value per share of $0.001. All share and per share numbers have been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.

Note 1—Organization and Operations
Heart Test Laboratories, Inc. d/b/a HeartSciences (“HeartSciences” or the “Company”) is a medical technology company specializing in cardiovascular diagnostic technology. The Company is a Texas
C-Corporation
and is headquartered in Southlake, Texas.
HeartSciences’ initial focus is on applying novel technology to extend the clinical indications for use of an electrocardiograph (“ECG”) device. Its first device, the MyoVista is an ECG which can be used in a wide range of clinical settings and provides diagnostic information to a qualified healthcare professional on cardiac dysfunction which has traditionally only been provided using cardiac imaging. In addition, the MyoVista provides conventional ECG information. The Company plans to market its device both domestically and internationally to various hospitals, clinics, and medical centers and manufacture the devices using outsourced production facilities. To date the Company has had small amounts of revenue from key opinion leader engagement and establishment of distributor relationships outside the United States during the development and product improvement phase of the MyoVista. There have been a number of published clinical studies that have validated the MyoVista technology and the Company is preparing to seek U.S. Food and Drug Administration (“FDA”) clearance of the MyoVista during the fiscal year ending April 30, 2023.
On June 3, 2022, the Company filed a Certificate of Amendment to the Amended and Restated Certificate of Formation with the Secretary of the State of Texas to effect a 1-for-33 reverse stock split of its outstanding shares of common stock, with an effective date of June 10, 2022. As a result of the reverse stock split, every 33 shares of the Company’s issued and outstanding pre-reverse split common stock were combined into one share of common stock, except to the extent that the reverse stock split resulted in any of the Company’s shareholders owning a fractional share, which was rounded up to the next highest whole share if such fraction was equal to or greater than one-half. In connection with the reverse stock split, there was no change in the par value per share of $0.001. All share and per share numbers have been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.